Intangible assets, net - Tabular Disclosure (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Jun. 30, 2015
Intangible assets, net
Acquired software licenses	$ 399	$ 208
Less accumulated amortization	(94)	(30)
Intangible assets, net	$ 305	$ 178